MIU-Q3

Quarterly Report
December 31, 2025
MFS®  Municipal
Intermediate Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.6%
Alabama – 4.0%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$465,000	$474,054
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	135,000	135,586
Birmingham, AL, Special Care Facilities Financing Authorities, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2043	1,000,000	1,095,887
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	189,238
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	730,000	753,492
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	274,729
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	365,000	391,339
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	362,157
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	317,595
Board of Trustees of Alabama State University, General Tuition & Fee Rev., AGM, 5.25%, 9/01/2038	650,000	740,651
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	1,610,000	1,668,613
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	382,090
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2037	1,275,000	1,410,362
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	820,240
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,112,160
Southeast Alabama Energy Authority (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	757,583
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	230,480
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,053,679
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	515,000	546,831
Southeast Alabama Energy Authority, “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	1,230,000	1,328,868
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	536,477
		$14,582,111
Alaska – 0.5%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$275,000	$290,522
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	1,300,000	1,463,544
		$1,754,066
Arizona – 2.8%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$465,000	$468,002
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 4.875%, 7/01/2060	1,400,000	1,394,300
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	500,039
Arizona Industrial Development Authority, Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	797,730	807,122
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	67,444
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,278,900
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	155,252
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional School Projects), “A”, 5%, 7/01/2035	1,000,000	1,066,282
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,680
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	275,000	306,787
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3.45%, 12/01/2035 (Put Date 2/01/2026)	1,600,000	1,599,981
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	201,279
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	330,000	366,404
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	507,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 4.375%, 12/01/2036	$1,000,000	$1,002,903
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	245,118
		$9,981,663
Arkansas – 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$134,382
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	125,009
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project) , 3.875%, 10/15/2065 (Put Date 10/15/2032)	195,000	195,174
		$454,565
California – 4.4%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$818,157
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	285,000	301,918
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	490,000	520,081
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	1,000,000	1,090,456
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	431,046
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,675,000	1,832,979
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health), “C”, 5.25%, 10/01/2050 (Put Date 10/01/2035)	1,500,000	1,706,147
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), 5.69%, 9/01/2035	388,000	401,446
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	655,612
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 12/01/2044 (Put Date 12/01/2026)	315,000	315,082
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2036	325,000	318,924
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2032 (n)	500,000	516,007
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	620,000	642,039
California Statewide Communities Development Authority Rev, “C-2”, 4.375%, 9/02/2040	900,000	908,742
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	90,074
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	715,000	717,054
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,374
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	82,120
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	470,000	511,968
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	222,091
Los Angeles, CA, Harbor Department Refunding Rev., “A-2”, AGM, 5%, 8/01/2036	780,000	879,388
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,737	57,813
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	145,018
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	95,948
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	260,095
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,091,730
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	853,123
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	201,820
		$15,797,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – 3.3%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$540,000	$581,277
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	905,000	982,493
Boulder County, CO, STC Metropolitan District No. 2, Limited Tax General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	1,285,000	1,393,512
Colorado Health Facilities Authority Refunding Rev. (Frasier), “A”, 5%, 5/15/2040	275,000	286,738
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	125,000
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,100,677
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	975,000	1,062,353
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco CO), “A”, 4.5%, 7/01/2035	235,000	240,446
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	60,000	60,536
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 5%, 12/01/2040	720,000	767,258
Douglas County, CO, Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2 Refunding Rev. “A”, BAM, 5%, 12/01/2041	250,000	266,069
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No. 1), “A”, AGM, 5%, 12/01/2036	390,000	426,136
Greeley, CO, City Center West Residential Metropolitan District No. 2 Weld County General Obligation Refunding Rev., AGM, 5.25%, 12/01/2040	302,000	327,061
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5%, 6/01/2035	1,000,000	1,126,295
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	1,700,000	1,773,733
Southern Ute Indian Tribe, CO, Indian Reservation, “A”, 5%, 4/01/2035	1,250,000	1,369,180
		$11,888,764
Connecticut – 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$1,001,709
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,637,718
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	465,000	489,737
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	470,000	474,817
		$3,603,981
Delaware – 0.6%
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 4%, 10/01/2045 (Put Date 10/01/2035)	$510,000	$510,944
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	735,000	760,863
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	905,000	986,304
		$2,258,111
District of Columbia – 1.3%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2034 (n)	$250,000	$255,833
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	222,467
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	110,000	114,117
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	339,360
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	1,250,000	1,305,405
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	1,250,000	1,300,744
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	94,138
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	960,000	1,086,409
		$4,718,473

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – 5.5%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$400,000	$413,520
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	200,000	199,728
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	750,000	778,117
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	500,000	496,339
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	520,000	526,040
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	478,166
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	450,689
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	1,300,000	1,313,806
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	1,005,000	1,006,351
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,475,844
Lee County, FL, Airport Rev., 5.25%, 10/01/2043	365,000	389,314
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	30,000	30,195
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	25,000	25,132
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,077,478
Okaloosa County, FL, Industrial Development Authority Rev. (Air Force Enlisted Village, Inc. Project), 4.375%, 5/15/2035	1,000,000	1,008,760
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	1,013,935
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2042	500,000	540,687
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	500,000	535,564
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2044	500,000	530,657
Palm Beach County, FL, Health Facilities Authority Rev. (Jupiter Medical Center Project), “A”, 5.25%, 11/01/2037	570,000	628,100
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	230,000	229,962
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	750,463
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	378,991
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC), “A”, 5.5%, 10/01/2035	625,000	692,278
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,125,737
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	675,000	718,039
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	95,022
Pompano Beach, FL, Rev. (John Knox Village Project), 5%, 9/01/2039	800,000	800,346
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	547,278
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	189,598
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	130,000	130,264
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	105,000	104,947
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	100,000	100,602
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,038,179
		$19,820,128
Georgia – 3.2%
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$185,000	$188,766
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	187,000	188,168
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,065,965
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	250,713
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), 3.6%, 8/01/2028 (Put Date 8/01/2027)	426,000	429,710
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	253,753
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	845,490
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,054,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$975,000	$1,055,820
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	522,894
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	484,297
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	500,000	533,347
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	274,937
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	273,341
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	271,041
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	536,588
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	1,000,000	1,020,117
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	994,048
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	500,000	537,472
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	865,000	884,460
		$11,665,187
Guam – 0.3%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$30,000	$28,925
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,629
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	176,324
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	385,402
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	300,140
		$951,420
Hawaii – 0.2%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$800,000	$841,616
Idaho – 0.6%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$480,000	$529,762
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	735,000	750,442
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	225,819
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	430,640
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	364,429
		$2,301,092
Illinois – 5.2%
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2036	$750,000	$794,200
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	229,155
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	25,000	25,274
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	455,000	466,744
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2041	1,000,000	1,029,385
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	510,461
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	508,449
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	195,924
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,039,953
Chicago, IL, Illinois Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5.25%, 1/01/2043	820,000	864,515
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,100,485
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	175,264
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	436,325
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	217,212
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,081,953
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	625,000	693,411
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	680,096
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	69,198
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	894,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (The Moorings of Arlington Heights), “A”, 5%, 11/01/2036	$870,000	$939,272
Illinois Finance Authority Rev. (UChicago Medicine), “A-3”, 5%, 8/15/2064 (Put Date 8/15/2035)	1,500,000	1,651,097
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	21,398	1,070
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	555,000	564,222
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 3.45%, 11/01/2044 (Put Date 11/02/2026)	100,000	100,099
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,100,000	1,109,050
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	385,000	397,410
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	670,000	691,597
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	255,163
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	400,000	440,286
Rock Island County, IL, School District No. 41, General Obligation, “A”, AGM, 5%, 1/01/2043	1,000,000	1,058,258
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	30,636
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	127,264
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	160,504
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	225,000	267,187
		$18,805,462
Indiana – 2.5%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$490,000	$532,888
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,188
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	780,000	840,992
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	200,913
Indiana Finance Authority, Health System Rev. (Indiana University Health), “D-5”, 5%, 10/01/2054 (Put Date 10/01/2037)	1,000,000	1,108,109
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	120,000	121,653
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2035	530,000	566,006
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	841,005
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,056,459
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046	1,090,000	1,055,885
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B”, 5%, 1/01/2033	1,130,000	1,262,045
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “E”, 5.5%, 3/01/2038	500,000	543,038
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	786,954
		$9,016,135
Iowa – 0.8%
Bondurant, IA, General Obligation, “B”, 5.25%, 6/01/2038	$1,000,000	$1,103,825
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	1,150,000	1,243,150
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	350,000	378,480
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	91,015
		$2,816,470
Kansas – 0.3%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$160,000	$159,614
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	179,876	181,874
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	675,000	702,682
		$1,044,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – 0.8%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$527,979
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,415,000	1,466,903
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	280,679
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	211,580
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	347,597
		$2,834,738
Louisiana – 0.8%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$245,000	$273,169
Shreveport, LA, General Obligation, AGM, 5%, 3/01/2041	1,000,000	1,072,625
Shreveport, LA, Water & Sewer Refunding Rev., AGM, 5%, 12/01/2040	1,500,000	1,634,936
		$2,980,730
Maine – 0.7%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$100,760
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	400,000	412,748
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	965,000	1,048,174
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	430,000	449,118
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	500,000	502,361
		$2,513,161
Maryland – 0.5%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$450,000	$457,676
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington Internation Thurgood Marshall Airport), “A”, AGM, 5%, 8/01/2034	1,000,000	1,132,112
Maryland Health & Higher Education, Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.25%, 7/01/2044	300,000	315,362
		$1,905,150
Massachusetts – 1.8%
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	$990,000	$995,843
Massachusetts Development Finance Agency Rev. (Brown University), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	270,000	293,261
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	99,897
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 4.25%, 7/01/2034	500,000	511,263
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	500,341
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	88,247
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	1,140,000	1,244,199
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	220,000	218,994
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,000,000	1,079,546
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	1,000,210
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	415,000	439,399
		$6,471,200
Michigan – 2.0%
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 5%, 12/01/2036	$330,000	$368,893
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035)	945,000	1,074,521
Michigan Finance Authority, Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	326,466
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	516,828
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	800,000	800,360
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	265,000	279,894
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	300,000	300,740
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	980,631
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	1,006,885

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2036	$300,000	$332,662
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “F”, 5%, 12/01/2035	450,000	503,250
Wayne County, MI, Airport Authority Rev., “B”, 5.25%, 12/01/2039	700,000	779,562
		$7,270,692
Minnesota – 0.6%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$123,955
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	967,685
Rum River Special Education Cooperative, Minnesota Joint Powers Entity, Certificates of Participation, “A”, 5%, 2/01/2035	1,000,000	1,062,681
		$2,154,321
Mississippi – 0.1%
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,067
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	125,000	151,236
		$217,303
Missouri – 0.3%
Missouri Development Finance Board, Infrastructure Facilities Rev. (City of Independence, Missouri-Public Safety Projects), “A”, AGM, 5%, 12/01/2036	$285,000	$315,128
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	150,244
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	270,000	302,887
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	124,509
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	50,000	49,725
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	335,000	342,315
		$1,284,808
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$422,149
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	380,000	381,586
		$803,735
Nebraska – 0.3%
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5%, 12/15/2036	$1,000,000	$1,115,737
Nevada – 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$459,775
Sparks, NV, Tourism Improvement District No. 1, Senior Sales Tax Anticipation Rev. (Legends at Sparks Marina), 3.875%, 6/15/2028	1,000,000	1,001,199
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	117,534
		$1,578,508
New Hampshire – 2.5%
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	$1,248,239	$1,286,019
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	915,000	946,229
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	590,000	605,899
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	55,882
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	100,000	103,532
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,153,745
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	498,630
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	267,298	272,107
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.167%, 1/20/2041	213,597	211,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	$99,348	$93,305
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	154,943	155,780
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	30,458
National Finance Authority, NH, Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-4”, 4%, 8/01/2038 (Put Date 7/01/2026)	855,000	855,638
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	100,000	99,800
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	156,000	156,055
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	106,867
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	110,000	123,696
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2037	245,000	271,932
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2040	290,000	315,542
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	255,000	261,718
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	100,000	108,426
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	110,000	106,562
New Hampshire Heath & Education Facility Authority Rev. (Riverwoods at Exeter), 5%, 10/01/2038	1,000,000	1,084,646
		$8,904,150
New Jersey – 1.1%
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	$375,000	$376,176
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2035	500,000	539,077
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	170,000	175,945
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	263,023
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,090,992
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	440,000	437,786
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	600,000	613,816
South Jersey Transportation Authority, NJ, System Rev., “A”, BAM, 5%, 11/01/2037	375,000	415,369
		$3,912,184
New Mexico – 0.6%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,013,293
New Mexico Finance Authority, Public Project Revolving Rev., “A-2”, 5%, 6/01/2034	600,000	605,017
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	455,000	498,310
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	85,000	89,586
		$2,206,206
New York – 3.5%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$317,801
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	792,949
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 4.125%, 12/01/2035	1,250,000	1,303,839
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2041	340,000	370,363
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	343,988
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	708,821
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	502,697
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Coummunity Partners LP Project), 4.84%, 11/01/2040	639,908	677,663
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	500,000	510,169
New York Dormitory Authority Rev. (Pace University), “A”, 5.25%, 5/01/2040	375,000	401,076
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	560,000	594,252
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	703,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	$250,000	$251,122
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “D-1”, 4.35%, 11/01/2044	625,000	623,301
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	595,000	589,878
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	1,220,000	1,248,925
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	173,116
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	253,459
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 5.5%, 6/30/2041	750,000	786,430
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	288,241
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	560,044
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	100,000	102,606
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	589,603	589,559
		$12,694,201
North Carolina – 2.3%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	$320,000	$348,364
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	320,000	346,801
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	692,973
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	128,807
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	145,000	147,827
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5%, 10/01/2036	250,000	261,811
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	330,000	347,520
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2045	500,000	519,714
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), “A”, 5.25%, 11/01/2046 (w)	1,500,000	1,547,076
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5%, 9/01/2034	900,000	950,535
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (The United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2045	535,000	548,368
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	522,793
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	65,000	65,027
North Carolina State Education Assistance Authority, Tax-Exempt Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2045	1,185,000	1,240,817
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2040	985,000	549,967
		$8,218,400
North Dakota – 0.3%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$855,613
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	160,000	160,056
		$1,015,669
Ohio – 3.3%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$547,864
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	998,925
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	500,000	529,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	$190,000	$191,451
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	205,000	230,649
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 4.25%, 5/15/2035	1,115,000	1,156,694
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2036	350,000	398,246
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2037	375,000	423,818
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2036	500,000	561,129
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	355,000	397,209
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2042	250,000	263,563
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2043	250,000	261,461
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	793,877
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	810,000	811,933
Ohio Air Quality Development Authority Rev. (Dayton Power and Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	507,673
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	147,266
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	172,191
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	634,785
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	259,551
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	495,000	523,027
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	200,000	203,481
Shelby & Darke Counties, OH, Fort Laramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	385,000	395,854
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2042	650,000	675,912
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	240,000	241,757
West Central Ohio Port Authority Rev. (Global Impact Stem Academy Project), “A”, 5%, 12/01/2040	725,000	751,855
		$12,080,004
Oklahoma – 0.7%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$242,943
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	465,000	519,859
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037	325,000	379,900
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	875,000	964,454
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	500,000	572,483
		$2,679,639
Oregon – 0.4%
Lincoln County, OR, Coast Community College District General Obligation, 5%, 6/15/2041	$380,000	$419,588
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	454,273
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	110,580
Portland, OR, International Airport Rev., 5.25%, 7/01/2041	500,000	545,288
		$1,529,729
Pennsylvania – 7.2%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$990,000	$1,049,496
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	1,285,000	1,431,573
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	252,710
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2039	650,000	708,486
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2040	845,000	908,683
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	500,000	523,645
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,036
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	104,000	111,756
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	800,000	720,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	$23,000	$15,866
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	126,000	126,334
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	407,602
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project) , 5.125%, 6/01/2046	1,305,000	1,317,428
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	80,697
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.25%, 6/01/2044 (w)	1,000,000	1,016,212
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.466% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	750,680
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	106,186
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,354
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	835,000	884,095
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	400,000	397,807
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	476,499
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	485,240
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	1,585,000	1,601,540
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	1,000,000	1,033,330
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2042 (w)	250,000	266,268
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2043 (w)	150,000	158,919
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4%, 6/01/2039	630,000	620,417
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,049,721
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	865,000	867,147
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	1,035,000	1,141,340
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	1,000,000	1,105,579
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,093,560
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	775,000	828,223
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	150,939
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,379
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	679,395
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	400,000	394,826
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	203,410
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	4,533
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	490,000	520,677
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	225,000	235,656
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	775,000	788,571
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	103,615
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	355,000	365,685
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	460,790
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	498,376
		$26,048,341
Puerto Rico – 0.5%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$292,016	$309,412
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,810	44,834
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	38,698	38,687
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,854	28,940
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	40,591	37,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	$42,214	$36,830
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	36,038
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	66,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	110,137
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	173,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	86,775
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,141
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	46,725
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	23,000	23,009
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	20,000	18,851
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	164,000	157,892
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	36,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	597,000	490,476
		$1,753,895
Rhode Island – 1.6%
Pawtucket, RI, General Obligation, “B”, AGM, 5%, 11/01/2040	$450,000	$496,778
Pawtucket, RI, General Obligation, “B”, AGM, 5%, 11/01/2041	550,000	601,914
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2045	1,000,000	1,023,271
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “78-A”, 5.5%, 10/01/2052	585,000	618,121
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034	1,000,000	1,078,247
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	680,000	668,044
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	140,000	135,676
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,093,619
		$5,715,670
South Carolina – 2.6%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2044	$750,000	$793,860
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	555,000	566,431
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	415,000	418,120
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	278,374
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	702,684
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5%, 9/01/2032	665,000	704,201
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	102,147
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	410,000	455,650
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	1,000,000	973,846
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	281,401
South Carolina Jobs & Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	1,000,000	992,620
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5%, 10/01/2040	1,000,000	1,003,663
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Bishop Gadsden Episcopal Retirement Community), 5.125%, 4/01/2046	1,000,000	993,873
South Carolina Jobs-Economic Development Authority, Health & Facilities Refunding Rev. (Rolling Green Village Project), “A”, 5%, 12/01/2035	1,000,000	1,044,417
		$9,311,287
Tennessee – 3.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Refunding Rev. (CDFI Phase I LLC - University of Tennessee at Chattanooga Project), 5%, 10/01/2035	$500,000	$500,183
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	381,555
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	756,604
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,004,857
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,068,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	$300,000	$309,891
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	94,561
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	75,268
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	999,966
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,290,924
Nashville, TN, Metropolitan Development & Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	507,910
Rutherford County, Tennessee, Health & Educational Facilties Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2040	300,000	319,382
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	483,275
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	734,745
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	750,000	806,467
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	771,073
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	80,000	80,797
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	628,393
		$10,814,135
Texas – 9.6%
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	$870,000	$890,825
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	145,000	146,191
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	221,771
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	95,000	95,000
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	75,442
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2033	500,000	541,008
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2034	435,000	470,034
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	265,000	278,179
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	180,000	163,760
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2039	750,000	805,613
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	145,015
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	1,000,000	1,009,725
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	100,000	100,055
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	197,886
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	100,000	101,145
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	765,000	775,098
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	156,215
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	105,260
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project) , 4%, 10/01/2035	830,000	829,772
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	755,000	818,321
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	755,000	746,446
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2032	750,000	824,825
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2037	340,000	366,483
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	260,000	277,451
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	865,000	935,719
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2034	1,000,000	1,107,290
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2038	665,000	717,362
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	500,000	537,726
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	545,000	588,745
Las Varas, TX, Public Facility Corp. Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	680,000	682,267
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 4.25%, 9/15/2032	741,000	750,588
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	500,000	520,627
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	100,000	98,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	$500,000	$488,604
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2040	1,345,000	1,444,023
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2041	645,000	684,288
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	245,000	253,920
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	205,000	205,598
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	870,000	915,014
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	350,000	347,576
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2034	585,000	639,383
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	455,000	496,593
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “A”, 5%, 6/01/2033	400,000	428,543
North Texas Municipal Water District, Water System Refunding Rev., 5%, 9/01/2043	1,000,000	1,071,421
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	256,739
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,023,613
Princeton, TX, Special Assessment Rev. (Eastridge Public Improvement District Improvement Area No. 3 Project), 5%, 9/01/2044	500,000	494,768
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,551,745
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	1,240,000	1,367,839
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	360,000	368,694
Texas Metrocare Services Rev., 5%, 11/01/2044	1,100,000	1,153,307
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,033,769
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., 5%, 1/01/2036	1,500,000	1,605,259
Texas Municipal Power Agency, Transmission System Refunding Rev., BAM, 5.5%, 9/01/2045	435,000	470,884
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	185,614
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	672,025
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,139,129
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	125,583
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,414
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	335,669
		$34,915,582
Utah – 0.7%
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	$1,000,000	$1,108,552
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	425,000	448,604
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	181,000	182,281
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	589,899	603,390
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	100,000	108,787
		$2,451,614
Vermont – 0.8%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,000,000	$1,080,180
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	1,700,000	1,836,306
		$2,916,486
Virginia – 0.8%
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$308,742
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	86,043
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,764
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	758,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	$695,000	$728,148
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	500,000	500,243
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	617,485
		$3,097,001
Washington – 2.9%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$208,624
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	865,000	908,720
Klickitat County, WA, Public Utility District No. 1 Electric System Refunding Rev., AGM, 5%, 12/01/2034	1,350,000	1,548,334
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	552,374
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	460,000	500,174
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	750,000	767,160
Spokane County, WA, Airport Rev., 5.25%, 1/01/2044	1,115,000	1,164,778
Vancouver, WA, Housing Authority Rev. (Cougar Creek Project), “A”, 4%, 10/01/2034	220,000	224,672
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	880,000	876,291
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A”, 5%, 9/01/2037	600,000	671,353
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	1,000,000	996,433
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	108,995
Washington State Housing Finance Commission, Non-Profit Housing Refunding Rev. (Horizon House Project), “A”, 6%, 1/01/2046	1,000,000	998,348
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	795,000	835,453
		$10,361,709
West Virginia – 0.4%
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5%, 6/01/2034	$300,000	$321,832
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040	425,000	457,044
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	327,228
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	230,000	232,854
		$1,338,958
Wisconsin – 4.7%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$999,917
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	290,415
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	195,883
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	312,213
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	221,715
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,101,425
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	155,000	157,588
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	403,193
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., GNMA, 6%, 3/01/2055	980,000	1,070,441
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	155,000
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5%, 11/15/2034	335,000	368,199
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5%, 11/15/2036	435,000	472,582
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	1,125,000	1,204,053
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	315,000	335,974
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	90,000	90,078
Wisconsin Public Finance Authority, Education Refunding Rev., Taxable (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4%, 7/15/2039 (n)	1,000,000	944,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	$695,000	$727,101
Wisconsin Public Finance Authority, Education Rev. (Pinecrest Academy of Nevada - Pinecrest Academy Springs Campus Project), “A”, 4%, 7/15/2033	750,000	748,521
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	1,100,000	1,155,147
Wisconsin Public Finance Authority, Housing Rev. (Aggie Apartment Life Holding Corp. II LLC Project), 5%, 6/01/2034	1,100,000	1,181,422
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	84,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	305,000	314,537
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	605,000	612,521
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	770,000	803,494
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	734,478
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	535,000	550,999
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	250,000	252,779
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	855,000	919,313
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5%, 6/15/2030	185,000	195,344
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	175,000	191,368
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	141,000	72,360
		$16,866,155
Total Municipal Bonds		$342,261,764
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$275,000	$234,958
Freddie Mac, 4.547%, 10/25/2040	355,250	362,908
Freddie Mac, 4.519%, 8/25/2041	381,040	385,689
Total Other Municipal Bonds		$983,555
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	$500,000	$433,112
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	219,865	75,590
Total Bonds		$508,702
Contingent Value Instruments – 0.0%
General Obligations - General Purpose – 0.0%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$149,061	$95,399
Mutual Funds (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 3.82% (v)	17,977,445	$17,981,041

Other Assets, Less Liabilities – 0.0%		71,893
Net Assets – 100.0%		$361,902,354

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,981,041 and
$343,849,420, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,827,752, representing 1.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$343,340,718	$—	$343,340,718
U.S. Corporate Bonds	—	508,702	—	508,702
Investment Companies	17,981,041	—	—	17,981,041
Total	$17,981,041	$343,849,420	$—	$361,830,461
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,971,326	$97,513,693	$84,505,614	$174	$1,462	$17,981,041

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$338,093	$—